Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,770.7	$ 1,649.2	$ 1,687.6
Additions	16.9	0.0	0.0
Ending balance	1,941.3	1,770.7	1,649.2
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,212.1	3,047.8	3,120.3
Additions	243.1	238.7	136.2
Disposals	(31.2)	(79.3)	(139.6)
Reclassifications	53.3	(15.6)	(44.9)
Translation adjustments	(26.4)	20.5	(24.2)
Ending balance	3,450.9	3,212.1	3,047.8
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,441.4)	(1,398.6)	(1,432.7)
Depreciation	(95.1)	(91.6)	(91.6)
Disposals	14.3	55.5	97.1
Reclassifications		0.3	17.9
Interest on capitalized assets	(1.1)	(1.1)	(1.1)
Translation adjustments	13.7	(5.9)	11.8
Ending balance	(1,509.6)	(1,441.4)	(1,398.6)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	10.2	10.2
Ending balance	9.5	10.2	10.2
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	10.2	10.2
Additions	0.1
Disposals	(0.8)
Ending balance	9.5	10.2	10.2
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	451.2	459.0	473.7
Ending balance	448.1	451.2	459.0
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	667.4	655.8	656.9
Additions	1.3	2.8	1.2
Disposals		(1.3)	(4.2)
Reclassifications	17.1	9.2	3.6
Translation adjustments	(2.6)	0.9	(1.7)
Ending balance	683.2	667.4	655.8
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(216.2)	(196.8)	(183.2)
Depreciation	(18.9)	(18.9)	(18.4)
Disposals		0.8	2.4
Reclassifications			3.0
Interest on capitalized assets	(1.1)	(1.1)	(1.1)
Translation adjustments	1.1	(0.2)	0.5
Ending balance	(235.1)	(216.2)	(196.8)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49.3	51.8	53.6
Ending balance	51.1	49.3	51.8
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88.7	88.4	88.4
Disposals		(0.4)
Reclassifications	4.0	0.4	0.5
Translation adjustments	(0.5)	0.3	(0.5)
Ending balance	92.2	88.7	88.4
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(39.4)	(36.6)	(34.8)
Depreciation	(1.9)	(2.8)	(2.6)
Disposals		0.1
Reclassifications			0.7
Translation adjustments	0.2	(0.1)	0.1
Ending balance	(41.1)	(39.4)	(36.6)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	330.4	327.9	333.8
Ending balance	431.3	330.4	327.9
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	733.6	724.3	727.8
Additions	64.7	29.9	23.3
Disposals	(6.8)	(29.0)	(19.9)
Reclassifications	66.0	5.8	(2.1)
Translation adjustments	(4.7)	2.6	(4.8)
Ending balance	852.8	733.6	724.3
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(403.2)	(396.4)	(394.0)
Depreciation	(27.7)	(25.0)	(26.2)
Disposals	5.6	19.6	14.5
Reclassifications			5.5
Translation adjustments	3.8	(1.4)	3.8
Ending balance	(421.5)	(403.2)	(396.4)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12.0	13.5	16.4
Ending balance	11.5	12.0	13.5
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40.3	42.7	46.5
Additions	1.5	1.1	1.5
Disposals	(0.7)	(4.0)	(5.0)
Reclassifications	0.5	0.3	(0.1)
Translation adjustments	(0.4)	0.2	(0.2)
Ending balance	41.2	40.3	42.7
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28.3)	(29.2)	(30.1)
Depreciation	(2.3)	(2.6)	(3.2)
Disposals	0.6	3.7	3.7
Reclassifications			0.2
Translation adjustments	0.3	(0.2)	0.2
Ending balance	(29.7)	(28.3)	(29.2)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3.2	2.4	2.5
Ending balance	3.2	3.2	2.4
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.9	11.9	12.0
Additions	0.6	0.2	0.4
Disposals	(0.3)	(1.4)	(0.4)
Reclassifications		1.1	0.1
Translation adjustments	(0.3)	0.1	(0.2)
Ending balance	11.9	11.9	11.9
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8.7)	(9.5)	(9.5)
Depreciation	(0.5)	(0.5)	(0.5)
Disposals	0.3	1.4	0.3
Translation adjustments	0.2	(0.1)	0.2
Ending balance	(8.7)	(8.7)	(9.5)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0.2	0.8
Ending balance	16.7		0.2
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.5	4.5	23.7
Disposals			(19.2)
Reclassifications	16.9
Ending balance	21.4	4.5	4.5
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4.5)	(4.3)	(22.9)
Depreciation	(0.2)	(0.2)	(0.1)
Disposals		0.0	18.7
Ending balance	(4.7)	(4.5)	(4.3)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8.4	8.4	8.7
Ending balance	13.7	8.4	8.4
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	102.1	115.0	116.4
Additions	8.2	2.8	3.3
Disposals	(1.0)	(16.8)	(3.7)
Reclassifications	0.5	0.4	(0.6)
Translation adjustments	(1.4)	0.7	(0.4)
Ending balance	108.4	102.1	115.0
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(93.7)	(106.6)	(107.7)
Depreciation	(3.2)	(3.1)	(3.3)
Disposals	1.0	15.9	3.3
Reclassifications			0.7
Translation adjustments	1.2	0.1	0.4
Ending balance	(94.7)	(93.7)	(106.6)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	217.8	226.2	255.7
Ending balance	217.8	217.8	226.2
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	623.8	615.6	672.2
Additions	17.3	13.4	7.2
Disposals	(1.2)	(5.4)	(56.2)
Reclassifications	6.3	0.2	(7.4)
Translation adjustments			(0.2)
Ending balance	646.2	623.8	615.6
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(406.0)	(389.4)	(416.5)
Depreciation	(23.0)	(21.9)	(23.4)
Disposals	0.7	5.3	42.9
Reclassifications			7.5
Translation adjustments	(0.1)		0.1
Ending balance	(428.4)	(406.0)	(389.4)
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19.1	18.5	18.5
Additions		0.6
Ending balance	19.1	19.1	18.5
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19.1)	(18.5)	(18.5)
Depreciation		(0.6)
Ending balance	(19.1)	(19.1)	(18.5)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	567.1	498.1	497.0
Ending balance	614.2	567.1	498.1
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	789.4	709.4	712.5
Additions	47.8	106.9	70.1
Disposals	(20.4)	(21.0)	(31.0)
Reclassifications	36.4	(15.6)	(27.2)
Translation adjustments	(12.4)	9.7	(15.0)
Ending balance	840.8	789.4	709.4
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(222.3)	(211.3)	(215.5)
Depreciation	(17.4)	(16.0)	(13.9)
Disposals	6.1	8.7	11.3
Reclassifications		0.3	0.3
Translation adjustments	7.0	(4.0)	6.5
Ending balance	(226.6)	(222.3)	(211.3)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121.1	51.5	35.2
Ending balance	124.2	121.1	51.5
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121.1	51.5	35.2
Additions	101.6	81.0	29.2
Reclassifications	(94.4)	(17.4)	(11.7)
Translation adjustments	(4.1)	6.0	(1.2)
Ending balance	$ 124.2	$ 121.1	$ 51.5